Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 10, 2017 USD ($) $ / shares shares	Apr. 08, 2015 USD ($) shares	Jan. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2017 ₪ / shares
Shareholders' Equity (Textual)
Net proceeds from offering				$ 35,077		$ 74,180
Options exercisable, description							25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three-month period for 3 years. Under the Equity Incentive Plans and starting 2017, the Company grants Restricted Stock Units ("RSUs"). The RSU's generally vest over a period of four years of employment. Options and RSU that have vested are exercisable for up to 10 years from the grant date of the options or RSU to each employee.	Generally vest in portions as follows: 50% of total options are exercisable two years after the date determined for each optionee, a further 25% three years after the date determined for each optionee and a 25% four years after the date determined for each optionee.
Ordinary shares available for future grant | shares				1,875,006
Weighted average fair value of options granted | $ / shares				$ 9.24	$ 5.64	$ 7.11
Fair value of options vested per share | $ / shares				$ 5.53
Recognized reduction revenues				$ (2,895)	$ (2,030)
Board of Directors [Member]
Shareholders' Equity (Textual)
Increase in the ordinary shares reserved for issuance | shares				4,324,412
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Textual)
Unrecognized compensation cost				$ 11,177
Weighted average vesting period				3 years
Vested options exercisable term				10 years
Weighted average fair value of options granted | $ / shares				$ 17.77
MPA [Member]
Shareholders' Equity (Textual)
Warrants to purchase ordinary shares | shares	2,932,176
Exercise price | $ / shares	$ 13.03
Payments for purchased products and services	$ 150,000
Vesting period	5 years
Description of the term of the agreement	The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five years period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company.
IPO [Member]
Shareholders' Equity (Textual)
Ordinary shares sold | shares		8,165,000	8,625,000
Net proceeds from offering		$ 73,519	$ 35,077
Convertible ordinary shares | shares		12,628,741
Initial public offering, description		Company closed its initial public offering ("IPO") whereby 8,165,000 ordinary shares were sold by the Company to the public (inclusive of 1,065,000 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters).	Company closed a follow on and secondary offering where by 8,625,000 ordinary shares were sold in the transaction to the public of which 2,300,000 were issued by the Company and 6,325,000 were sold by the selling shareholders (inclusive of 1,125,000 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters).
Option [Member]
Shareholders' Equity (Textual)
Ordinary shares, par value | ₪ / shares									₪ 0.01
Total intrinsic value of options exercised				$ 10,588	$ 7,822	$ 5,281